--------------------------------------------------------------------------------
                                                                    GLOBAL VALUE
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AllianceBernstein Global Value Fund

Semi-Annual Report
May 31, 2002

                               [GRAPHIC OMITTED]

                                        Alliance Capital [LOGO](R)
                                        The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 23, 2002

Dear Shareholder:

This report provides the performance, market review and outlook for AllianceBernstein Global Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2002.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities from around the world, including the United States. The Fund's investment policies emphasize investment in companies determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. In order to hedge a portion of its currency risk, the Fund may from time to time invest in currency futures or forward contracts.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) World Index, for the six- and 12-month periods ended May 31, 2002.

INVESTMENT RESULTS*
Periods Ended May 31, 2002

                                                       -------------------------
                                                             Total Returns
                                                       -------------------------
                                                       6 Months        12 Months
--------------------------------------------------------------------------------
AllianceBernstein Global Value Fund
   Class A                                               3.84%           -2.44%
--------------------------------------------------------------------------------
   Class B                                               3.44%           -3.13%
--------------------------------------------------------------------------------
   Class C                                               3.33%           -3.03%
--------------------------------------------------------------------------------
MSCI World Index                                        -2.10%          -12.24%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 developed countries. An investor cannot invest directly in an index,


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                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      and its results are not indicative of any specific investment, including AllianceBernstein Global Value Fund.

      Additional investment results appear on pages 5-8.

The Fund outperformed its benchmark, the MSCI World Index for the six- and 12-month periods ended May 31, 2002. The Fund's outperformance was driven by fundamental research based stock selection, which was widely spread across most sectors, particularly in financials, consumer cyclicals and construction and housing. During the six-month period under review, the Fund derived an unusually strong benefit from sector allocations. In particular, our continued underweight position in technology, which continued to sink as investors worried that it might take longer than initially expected to recover, contributed to performance. Additionally, our overweight positions in industrial commodities and financials served to our benefit.

The main detractors from stock selection over the past six months were the Fund's early and modest forays into telecommunications, notably WorldCom and Qwest. Despite these events, we continue to see emerging value opportunities in this sector and continue to allocate significant research resources towards them.

Market Overview

The period under review was a difficult one for all markets. Rather than focusing on economic growth and the timing of an earnings recovery, investors have become concerned that the real issue in the aftermath of the late-1990s equity bubble is a more fundamental one: whether to trust corporate managements and reported earnings. It is becoming apparent that the excesses encouraged by the capital markets during the bubble developed in some cases into outright fraud. Both the excesses of the bubble and the loss of confidence following its collapse are consistent with the history of capital markets. However, one intriguing question is whether the recently uncovered accounting problems in the U.S. and resulting crisis of confidence could be the catalyst that reverses the long period of underperformance by foreign markets, relative to the U.S.

We continue to expect stronger relative performance from foreign markets as compared to the U.S. This follows a protracted period of underperformance by the Developed International Markets (EAFE), which can be largely explained by the strength of the U.S. dollar and the extended weakness of the Japanese market. Even with the market changes so far this year, EAFE remains very attractively valued relative to the U.S. Additionally, we believe the factors that have led to the weak-


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2 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

ness in the dollar this year (large U.S. current account deficit and purchasing power of goods, to name a few) will remain in place and will likely maintain the trend of a weaker dollar versus the euro, in particular.

For years, another one of the major drivers of the U.S. equity markets has been investors' belief that the U.S. markets are simply "better" -- with more profitable companies, higher quality corporate governance, and more rigorous accounting standards. The current crisis has led investors to question that belief. The impact of the loss of confidence in the U.S. is perhaps most visible in the U.S. dollar, with the dollar declining nearly 7% against a weighted basket of currencies since February 2002.

Market Outlook

We continue to believe that investment opportunities look more attractive outside the U.S. Not only are foreign markets generally priced more cheaply than the U.S., as measured by a variety of financial metrics, but in Europe in particular, corporate profitability, as measured by return on equity, now rivals that of the U.S. As a result, the Fund remains modestly overweighted in Europe and underweighted in the U.S.

Research has played a key role in the Fund's relative strength during the period under review. Our research continues to indicate that strongest value opportunities are in selected cyclical industries, such as autos, and financial services. On a company-by-company basis, however, we have made some shifts within the portfolio as our research uncovers changes in the relative attractiveness of individual holdings. In the auto industry, we still see growth outpacing consensus forecast. In the financial sector, the Fund's focus is still on large consumer banks with strong franchises. We continue to selectively add to positions in telecommunications, slowly reducing our underweight in this sector, as continuing price drops open up more select value opportunities.

We are also finding certain pharmaceutical companies to be attractive investment opportunities at their current valuations and given their potential growth in revenue. We are moving into this area slowly, but anticipate it may become a bigger part of our portfolio over the course of the year.

Thank you for your interest and investment in AllianceBernstein Global Value Fund. We look forward to re-


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                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

porting to you on market activity and the Fund's investment results in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Andrew S. Adelson

Andrew S. Adelson
Senior Vice President


/s/ Kevin F. Simms

Kevin F. Simms
Senior Vice President


/s/ Seth J. Masters

Seth J. Masters
Senior Vice President


[PHOTO] John D. Carifa

[PHOTO] Andrew S. Adelson

[PHOTO] Kevin F. Simms

[PHOTO] Seth J. Masters

Portfolio Managers, Andrew S. Adelson, Kevin F. Simms and Seth J. Masters, have over 52 years combined investment experience.


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4 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN GLOBAL VALUE FUND
GROWTH OF A $10,000 INVESTMENT
3/31/01* TO 5/31/02

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                         AllianceBernstein
                         Global Value Fund           MSCI World Index
-------------------------------------------------------------------------
     3/31/01                   $9,579                    $10,000
     5/31/01                   $9,828                    $10,608
     5/31/02                   $9,588                    $ 9,310

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Global Value Fund Class A shares (from 3/31/01 to 5/31/02) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) World Index is a market capitalization-weighted index that measures stock performance in 23 developed countries.

When comparing AllianceBernstein Global Value Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Global Value Fund.

*     Closest month-end to Fund's Class A share inception date of 3/29/01.


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN GLOBAL VALUE FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

AllianceBernstein Global Value Fund
MSCI World Index

                               [BAR CHART OMITTED]

          AllianceBernstein Global Value Fund-Yearly Periods Ended 5/31
--------------------------------------------------------------------------------
                            AllianceBernstein               MSCI
                            Global Value Fund            World Index
--------------------------------------------------------------------------------
      5/31/01*                    2.60%                     6.08%
      5/31/02                    -2.44%                   -12.24%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). Returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period.

The unmanaged Morgan Stanley Capital International (MSCI) World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 developed countries. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Global Value Fund.

* The Fund's return for the period ended 5/31/01 is from the Fund's inception date of 3/29/01 through 5/31/01. The benchmark's return for the period ended 5/31/01 is from 3/31/01 through 5/31/01.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
May 31, 2002

INCEPTION DATES                 PORTFOLIO STATISTICS

Class A Shares                  Net Assets ($mil): $94.4
3/29/01                         Average Market Capitalization ($mil): $33,716
Class B Shares
3/29/01
Class C Shares
3/29/01

COUNTRY BREAKDOWN

48.2% United States
10.1% United Kingdom
 5.9% France
 5.8% Japan
 4.8% Canada                            [PIE CHART OMITTED]
 3.2% Australia
 3.0% Netherlands
 2.6% Italy
 2.6% Germany
 9.1% Other

 4.7% Short-Term

SECTOR BREAKDOWN

28.4% Financial
11.5% Utilities
 9.5% Industrial Commodities
 8.8% Consumer Cyclicals
 7.3% Consumer Growth
 6.9% Technology                        [PIE CHART OMITTED]
 5.1% Consumer Staples
 5.0% Capital Equipment
 4.8% Energy
 3.9% Construction & Housing
 4.1% Other

 4.7% Short-Term

All data as of May 31, 2002. The Fund's country and sector breakdowns are expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 2% weightings in Switzerland, Sweden, Spain, Ireland, Finland, Belgium, Hong Kong, Taiwan and Portugal. "Other" sector weightings represent less than 2% weightings in medical, services, non-financial, transportation and telecommunications.


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                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 2002

Class A Shares
--------------------------------------------------------------------------------
                        Without Sales Charge        With Sales Charge
              1 Year           -2.44%                     -6.62%
     Since Inception*           0.09%                     -3.52%

Class B Shares
--------------------------------------------------------------------------------
                        Without Sales Charge        With Sales Charge
              1 Year           -3.13%                     -7.00%
     Since Inception*          -0.68%                     -3.23%

Class C Shares
--------------------------------------------------------------------------------
                        Without Sales Charge        With Sales Charge
              1 Year           -3.03%                     -4.00%
     Since Inception*          -0.60%                     -0.60%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2002)

                             Class A          Class B             Class C
                             Shares           Shares              Shares
--------------------------------------------------------------------------------
              1 Year         -10.97%          -11.41%             -8.55%
     Since Inception*         -7.94%           -7.73%             -5.38%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will vary due to different expenses associated with this class.

A substantial amount of the Fund's assets may be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency denominated securities, these fluctuations may be magnified by changes in foreign exchange rates.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception Date: 3/29/01 for all share classes.


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8 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
May 31, 2002 (unaudited)

                                                                      Percent of
Company                                              U.S. $ Value     Net Assets
--------------------------------------------------------------------------------
Bank of America Corp.                                $  4,431,094           4.7%
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                 3,373,916           3.6
--------------------------------------------------------------------------------
Pfizer, Inc.                                            2,172,880           2.3
--------------------------------------------------------------------------------
Honda Motor Co., Ltd.                                   2,087,976           2.2
--------------------------------------------------------------------------------
Merck & Co., Inc.                                       2,044,180           2.2
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                                2,018,062           2.1
--------------------------------------------------------------------------------
Schering-Plough Corp.                                   1,748,345           1.8
--------------------------------------------------------------------------------
DSM NV                                                  1,684,839           1.8
--------------------------------------------------------------------------------
Canon, Inc.                                             1,617,402           1.7
--------------------------------------------------------------------------------
PSA Peugeot Citroen                                     1,601,072           1.7
--------------------------------------------------------------------------------
                                                     $ 22,779,766          24.1%

MAJOR PORTFOLIO CHANGES
Six Months Ended May 31, 2002 (unaudited)
                                                --------------------------------
                                                             Shares
                                                --------------------------------
Purchases                                        Bought        Holdings 5/31/02
--------------------------------------------------------------------------------
Bank of America Corp.                            54,900                  58,450
--------------------------------------------------------------------------------
Honda Motor Co., Ltd.                            46,000                  48,900
--------------------------------------------------------------------------------
Merck & Co., Inc.                                35,800                  35,800
--------------------------------------------------------------------------------
Pfizer, Inc.                                     61,600                  62,800
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                         33,900                  35,250
--------------------------------------------------------------------------------
Qwest Communications International, Inc.        236,100                 236,100
--------------------------------------------------------------------------------
Schering-Plough Corp.                            64,125                  66,100
--------------------------------------------------------------------------------
Verizon Communications, Inc.                     36,600                  36,600
--------------------------------------------------------------------------------
Washington Mutual, Inc.                          81,400                  86,800
--------------------------------------------------------------------------------
WorldCom, Inc. - WorldCom Group                 365,300                 377,100
--------------------------------------------------------------------------------

Sales                                              Sold        Holdings 5/31/02
--------------------------------------------------------------------------------
Bank One Corp.                                    1,675                      -0-
--------------------------------------------------------------------------------
Conagra Foods, Inc.                               3,700                      -0-
--------------------------------------------------------------------------------
Consolidated Edison, Inc.                         2,400                      -0-
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Association              950                      -0-
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                 1,850                      -0-
--------------------------------------------------------------------------------
Fuji Heavy Industries, Ltd.                      19,000                      -0-
--------------------------------------------------------------------------------
Genuine Parts Co.                                 3,350                      -0-
--------------------------------------------------------------------------------
Georgia-Pacific Group                             4,200                      -0-
--------------------------------------------------------------------------------
Sears, Roebuck & Co.                              1,200                   1,700
--------------------------------------------------------------------------------
V.F. Corp.                                        1,900                      -0-
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-93.7%

United States Investments-47.4%

Financial-13.7%
Life Insurance-0.1%
Torchmark Corp. ............................                 1,900   $    76,684
                                                                     -----------
Major Regional Banks-6.6%
Bank of America Corp. ......................                58,450     4,431,094
FleetBoston Financial Corp. ................                12,250       431,690
National City Corp. ........................                 2,750        91,520
Wachovia Corp. .............................                33,500     1,285,395
                                                                     -----------
                                                                       6,239,699
                                                                     -----------
Multi-Line Insurance-1.4%
Aetna, Inc. ................................                12,750       610,088
CIGNA Corp. ................................                   600        63,630
Health Net, Inc.(a) ........................                23,200       671,640
                                                                     -----------
                                                                       1,345,358
                                                                     -----------
Property/Casualty Insurance-0.4%
Chubb Corp. ................................                 5,400       405,864
                                                                     -----------
Savings & Loan-4.1%
Federal National Mortgage Association ......                 5,100       408,051
Golden West Financial Corp. ................                 1,375        96,195
Washington Mutual, Inc. ....................                86,800     3,373,916
                                                                     -----------
                                                                       3,878,162
                                                                     -----------
Miscellaneous-1.1%
Lehman Brothers Holdings, Inc. .............                10,500       640,500
Morgan Stanley Dean Witter & Co. ...........                 7,500       340,950
                                                                     -----------
                                                                         981,450
                                                                     -----------
                                                                      12,927,217
                                                                     -----------
Utilities-9.2%
Electric Companies-3.3%
Ameren Corp. ...............................                19,800       865,656
American Electric Power Co., Inc. ..........                28,550     1,219,942
PPL Corp. ..................................                18,200       644,098
Reliant Resources, Inc.(a) .................                39,500       373,275
                                                                     -----------
                                                                       3,102,971
                                                                     -----------
Telephone-5.9%
BellSouth Corp. ............................                22,900       762,112
Qwest Communications International, Inc. ...               236,100     1,218,276
SBC Communications, Inc. ...................                42,300     1,450,467
Verizon Communications, Inc. ...............                36,600     1,573,800
WorldCom, Inc.-WorldCom Group ..............               377,100       625,986
                                                                     -----------
                                                                       5,630,641
                                                                     -----------
                                                                       8,733,612
                                                                     -----------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                    Shares  U.S. $ Value
-------------------------------------------------------------------------------

Consumer Growth-7.2%
Drugs-6.9%
Bristol-Myers Squibb Co. ...................               18,000   $   560,160
Merck & Co., Inc. ..........................               35,800     2,044,180
Pfizer, Inc. ...............................               62,800     2,172,880
Schering-Plough Corp. ......................               66,100     1,748,345
                                                                    -----------
                                                                      6,525,565
                                                                    -----------
Publishing - Newspapers-0.3%
New York Times Co. Cl.A ....................                5,000       251,350
                                                                    -----------
                                                                      6,776,915
                                                                    -----------
Technology-3.8%
Communication - Equipment
   Manufacturers-1.4%
Corning, Inc. ..............................              114,500       549,600
Tellabs, Inc.(a) ...........................               79,100       764,106
                                                                    -----------
                                                                      1,313,706
                                                                    -----------
Computers-1.1%
Hewlett-Packard Co. ........................               54,200     1,034,678
                                                                    -----------
Computer Services/Software-0.2%
Oracle Corp.(a) ............................               27,800       220,176
                                                                    -----------
Miscellaneous Industrial Technology-0.8%
Arrow Electronics, Inc.(a) .................               15,000       375,300
Avnet, Inc. ................................               11,125       257,321
Ingram Micro, Inc. Cl.A(a) .................                2,675        38,520
Solectron Corp.(a) .........................                3,830        30,946
Tech Data Corp.(a) .........................                  625        25,169
                                                                    -----------
                                                                        727,256
                                                                    -----------
Semi-Conductors-0.3%
Intel Corp. ................................               12,200       336,964
                                                                    -----------
                                                                      3,632,780
                                                                    -----------
Industrial Commodities-3.6%
Chemicals-1.6%
Cabot Corp. ................................                1,400        34,482
Dow Chemical Co. ...........................               29,900       996,866
Eastman Chemical Co. .......................                9,300       430,125
PPG Industries, Inc. .......................                1,100        62,898
                                                                    -----------
                                                                      1,524,371
                                                                    -----------
Containers - Metal/Glass/Paper-0.0%
Owens-Illinois, Inc.(a) ....................                  650        11,375
                                                                    -----------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

Paper-2.0%
International Paper Co. ....................                21,700   $   935,270
MeadWestvaco Corp. .........................                25,649       809,483
Smurfit-Stone Container Corp.(a) ...........                 5,900        96,170
Temple-Inland, Inc. ........................                   375        20,880
                                                                     -----------
                                                                       1,861,803
                                                                     -----------
                                                                       3,397,549
                                                                     -----------
Consumer Staples-3.1%
Retail Stores - Food-0.9%
Safeway, Inc.(a) ...........................                20,400       829,260
SUPERVALU, Inc. ............................                 1,225        36,971
                                                                     -----------
                                                                         866,231
                                                                     -----------
Tobacco-2.2%
Philip Morris Cos., Inc. ...................                35,250     2,018,062
                                                                     -----------
                                                                       2,884,293
                                                                     -----------
Consumer Cyclicals-2.5%
Autos & Auto Parts-0.5%
Dana Corp. .................................                 1,550        33,046
Lear Corp.(a) ..............................                 9,700       448,334
                                                                     -----------
                                                                         481,380
                                                                     -----------
Home Furnishings-0.0%
Leggett & Platt, Inc. ......................                 1,400        36,848
                                                                     -----------
Household - Appliances/Durables-1.3%
Whirlpool Corp. ............................                16,850     1,203,090
                                                                     -----------
Retailers-0.6%
May Department Stores Co. ..................                14,900       524,182
Sears, Roebuck & Co. .......................                 1,700       100,385
                                                                     -----------
                                                                         624,567
                                                                     -----------
Textiles/Shoes - Apparel Manufacturing-0.1%
Liz Claiborne, Inc. ........................                 2,000        61,260
                                                                     -----------
                                                                       2,407,145
                                                                     -----------
Energy-1.6%
Oils - Integrated Domestic-1.5%
Amerada Hess Corp. .........................                 1,300       106,925
Occidental Petroleum Corp. .................                19,250       574,805
Phillips Petroleum Co. .....................                12,775       735,201
                                                                     -----------
                                                                       1,416,931
                                                                     -----------
Oils - Integrated International-0.1%
Conoco, Inc. ...............................                 2,400        64,512
                                                                     -----------
                                                                       1,481,443
                                                                     -----------
Services-1.0%
Railroads-1.0%
Burlington Northern Santa Fe Corp. .........                16,600       469,780
Norfolk Southern Corp. .....................                21,800       461,506
                                                                     -----------
                                                                         931,286
                                                                     -----------


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

Capital Equipment-0.9%
Electrical Equipment-0.9%
Cooper Industries, Ltd. Cl.A ...............                19,600   $   850,052
Thomas & Betts Corp. .......................                   550        12,001
                                                                     -----------
                                                                         862,053
                                                                     -----------
Non-Financial-0.8%
Home Building-0.7%
Pulte Homes, Inc. ..........................                12,600       683,298
                                                                     -----------
Miscellaneous Building-0.1%
Sherwin-Williams Co. .......................                 1,200        37,920
                                                                     -----------
                                                                         721,218
                                                                     -----------
Total United States Investments
   (cost $47,826,096) ......................                          44,755,511
                                                                     -----------
Foreign Investments-46.3%
Australia-3.2%
Australia and New Zealand
   Banking Group, Ltd. .....................                71,300       786,730
BHP Billiton, Ltd. .........................               121,300       741,286
CSR, Ltd. ..................................               179,000       666,469
National Australia Bank, Ltd. ..............                34,000       696,063
Westpac Banking Corp., Ltd. ................                10,800       101,140
                                                                     -----------
                                                                       2,991,688
                                                                     -----------
Belgium-0.8%
Delhaize Le Lion, SA .......................                14,100       727,609
                                                                     -----------
Canada-4.8%
Abitibi-Consolidated, Inc. .................                 8,200        71,349
Bank of Montreal ...........................                 4,732       117,727
Bank of Nova Scotia ........................                42,200     1,515,984
BCE, Inc. ..................................                32,500       603,018
Canadian National Railway Co. ..............                 1,450        72,405
Canadian Natural Resources, Ltd. ...........                 2,800        92,026
CP Railway, Ltd. ...........................                 6,000       136,506
Magna International, Inc. Cl.A .............                12,100       864,128
Nortel Networks Corp. ......................                80,300       170,862
Quebecor World .............................                10,500       311,755
Talisman Energy, Inc. ......................                12,200       542,586
                                                                     -----------
                                                                       4,498,346
                                                                     -----------
Finland-1.3%
Fortum Oyj .................................                80,000       448,320
Stora Enso Oyj .............................                47,600       693,551
UPM-Kymmene Oyj ............................                 1,600        62,466
                                                                     -----------
                                                                       1,204,337
                                                                     -----------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 13

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

France-5.8%
Accor, SA ..................................                 1,600   $    65,156
Arcelor(a) .................................                52,600       747,243
Assurances Generales de France (AGF) .......                 1,025        49,782
Aventis, SA ................................                   950        66,104
BNP Paribas, SA ............................                16,700       939,767
Compagnie de Saint-Gobain ..................                 6,110     1,084,280
PSA Peugeot Citroen ........................                30,340     1,601,072
Societe Generale ...........................                12,450       845,959
Total Fina Elf, SA .........................                   450        70,148
                                                                     -----------
                                                                       5,469,511
                                                                     -----------
Germany-2.5%
AMB Generali Holding AG ....................                 9,575     1,006,093
BASF AG ....................................                 1,400        65,118
DePfa Bank Plc .............................                   150        11,145
E.On AG ....................................                 1,100        57,308
Hannover Rueckversicherungs AG .............                   350        26,838
Heidelberger Zement AG .....................                   200         8,425
Merck KGaA .................................                10,400       294,225
Siemens AG .................................                13,800       850,687
Volkswagen AG ..............................                 1,050        55,410
                                                                     -----------
                                                                       2,375,249
                                                                     -----------
Hong Kong-0.0%
Wharf (Holdings), Ltd. .....................                13,000        30,667
                                                                     -----------
Ireland-1.6%
Allied Irish Banks Plc .....................                24,000       330,636
Bank of Ireland ............................                90,400     1,148,297
                                                                     -----------
                                                                       1,478,933
                                                                     -----------
Italy-2.6%
Banca Nazionale del Lavoro .................                 8,000        16,401
ENI SpA ....................................                98,950     1,506,434
IntesaBci SpA ..............................               250,000       740,195
Parmalat Finanziaria SpA ...................                34,000       104,795
Riunione Adriatica di Sicurta SpA ..........                 2,000        24,844
UniCredito Italiano SpA ....................                13,000        58,039
                                                                     -----------
                                                                       2,450,708
                                                                     -----------
Japan-5.7%
Canon, Inc. ................................                42,000     1,617,402
Daiwa House Industry Co., Ltd. .............                13,000        91,118
Hitachi Maxell, Ltd. .......................                 1,000        16,032
Honda Motor Co., Ltd. ......................                48,900     2,087,976
Mitsubishi Electric Corp. ..................                 4,000        19,432
Mitsui Chemicals, Inc. .....................                 6,000        33,209
Mitsui O.S.K. Lines, Ltd. ..................                28,000        64,516
Nichicon Corp. .............................                 1,000        13,317
Nichirei Corp. .............................                22,000        76,036
OJI Paper Co., Ltd. ........................                 6,000        31,033
Promise Co., Ltd. ..........................                 3,500       193,998


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

Takefuji Corp. .............................                14,600   $   996,270
Tohoku Electric Power Co., Inc. ............                 4,000        52,076
Tokyo Style Co., Ltd. ......................                 1,000         8,951
Toppan Printing Co., Ltd. ..................                 2,000        22,300
UNY Co., Ltd. ..............................                 4,000        47,855
                                                                     -----------
                                                                       5,371,521
                                                                     -----------
Netherlands-2.9%
ABN AMRO Holding NV ........................                 5,111        98,767
DSM NV .....................................                35,440     1,684,839
Hagemeyer NV ...............................                35,354       696,735
ING Groep NV ...............................                 4,980       131,679
Royal Dutch Petroleum Co. ..................                 2,150       120,285
Wolters Kluwer NV ..........................                 1,945        40,293
                                                                     -----------
                                                                       2,772,598
                                                                     -----------
Portugal-0.0%
Banco Espirito Santo, SA ...................                 1,600        17,335
                                                                     -----------
Spain-1.7%
Arcelor(a) .................................                   933        13,376
Banco Santander Central Hispano, SA ........                11,700       108,076
Grupo Dragados, SA .........................                39,800       706,291
Iberdrola, SA ..............................                50,700       705,571
Telefonica, SA(a) ..........................                 6,866        72,658
                                                                     -----------
                                                                       1,605,972
                                                                     -----------
Sweden-1.7%
Electrolux AB ..............................                 4,100        74,888
Holmen AB ..................................                 1,600        42,278
Nordea AB ..................................                74,200       426,384
Svenska Cellulosa AB .......................                31,000     1,078,377
                                                                     -----------
                                                                       1,621,927
                                                                     -----------
Switzerland-1.8%
Givaudan SA ................................                   850       332,090
Novartis AG ................................                29,750     1,276,083
Swiss Reinsurance ..........................                 1,005       102,326
                                                                     -----------
                                                                       1,710,499
                                                                     -----------
Taiwan-0.0%
Compal Electronics, Inc. ...................                 3,725        22,530
                                                                     -----------
United Kingdom-9.9%
Astrazeneca Plc ............................                 2,400       105,511
AWG Plc(a) .................................                 3,000        24,131
BHP Billiton Plc ...........................                15,200        86,697
British American Tobacco Plc ...............               102,400     1,226,534
BT Group Plc ...............................                 5,600        22,952
CGNU Plc ...................................                 7,200        67,287
Electrocomponents Plc ......................                22,000       136,744
Lattice Group Plc ..........................                20,100        53,354
Lloyds TSB Group Plc .......................                 9,900       107,143


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 15

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                         Shares or
                                                         Principal
                                                            Amount
Company                                                      (000)  U.S. $ Value
--------------------------------------------------------------------------------

Rexam Plc ..................................                 5,800   $    40,292
Royal & Sun Alliance Insurance Group Plc ...               351,600     1,506,649
Royal Bank of Scotland Group Plc ...........                43,750     1,273,288
Safeway Plc ................................               346,859     1,545,939
Shell Transport & Trading Co. Plc ..........                87,400       677,459
Six Continents Plc .........................               118,000     1,316,747
Taylor Woodrow Plc .........................                 9,600        28,080
Unilever Plc ...............................                 9,000        82,660
Vodafone Group Plc .........................                13,000        19,630
Wolseley Plc ...............................                97,000     1,032,759
                                                                     -----------
                                                                       9,353,856
                                                                     -----------
Total Foreign Investments
   (cost $40,938,268) ......................                          43,703,286
                                                                     -----------
Total Common Stocks
   (cost $88,764,364) ......................                          88,458,797
                                                                     -----------
SHORT-TERM INVESTMENT-4.6%
Time Deposit-4.6%
State Street Euro Dollar
   1.25%, 6/03/02
   (cost $4,402,000) .......................           $     4,402     4,402,000
                                                                     -----------
Total Investments-98.3%
   (cost $93,166,364) ......................                          92,860,797
Other assets less liabilities-1.7% .........                           1,560,333
                                                                     -----------
Net Assets-100% ............................                         $94,421,130
                                                                     ===========


(a)   Non-income producing security.

      See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2002 (unaudited)

Assets
Investments in securities, at value (cost $93,166,364)  .          $ 92,860,797
Cash ....................................................                   444
Foreign cash, at value (cost $1,349,709) ................             1,387,577
Receivable for investment securities sold ...............               802,827
Receivable for shares of beneficial interest sold .......               232,357
Dividends and interest receivable .......................               200,336
Receivable for variation margin on futures contracts ....                28,029
Foreign taxes receivable ................................                 9,008
                                                                   ------------
Total assets ............................................            95,521,375
                                                                   ------------
Liabilities
Payable for investment securities purchased .............               802,816
Unrealized depreciation of forward exchange
   currency contracts ...................................               213,336
Advisory fee payable ....................................                38,825
Distribution fee payable ................................                 6,751
Accrued expenses and other liabilities ..................                38,517
                                                                   ------------
Total liabilities .......................................             1,100,245
                                                                   ------------
Net Assets ..............................................          $ 94,421,130
                                                                   ============
Composition of Net Assets
Paid-in capital .........................................          $ 94,922,345
Undistributed net investment income .....................               228,564
Accumulated net realized gain on investments,
   futures contracts and foreign currency transactions ..                18,497
Net unrealized depreciation of investments,
   futures contracts and foreign currency
   denominated assets and liabilities ...................              (748,276)
                                                                   ------------
                                                                   $ 94,421,130
                                                                   ============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($8,262,660 / 825,513 shares of beneficial interest
   issued and outstanding) ..............................                $10.01
Sales charge--4.25% of public offering price ............                   .44
                                                                         ------
Maximum offering price ..................................                $10.45
                                                                         ======
Class B Shares
Net asset value and offering price per share
   ($3,172,267 / 319,779 shares of beneficial interest
   issued and outstanding) ..............................                $ 9.92
                                                                         ======
Class C Shares
Net asset value and offering price per share
   ($1,917,753 / 193,130 shares of beneficial interest
   issued and outstanding) ..............................                $ 9.93
                                                                         ======
Advisor Class Shares
Net asset value, redemption, and offering price per share
   ($81,068,450 / 8,088,997 shares of beneficial interest
   issued and outstanding) ..............................                $10.02
                                                                         ======


See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 17

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2002 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $32,034) ..................               $ 519,649
Interest .................................                  40,129    $ 559,778
                                                         ---------
Expenses
Advisory fee .............................                 215,890
Distribution fee - Class A ...............                  10,111
Distribution fee - Class B ...............                  13,115
Distribution fee - Class C ...............                   6,360
Custodian ................................                  77,921
Administrative ...........................                  69,000
Amortization of offering expenses ........                  39,334
Registration .............................                  23,447
Printing .................................                  21,677
Audit and legal ..........................                  19,979
Transfer agency ..........................                  19,448
Trustees' fees ...........................                   9,752
Miscellaneous ............................                     825
                                                         ---------
Total expenses ...........................                 526,859
Less: expenses waived and reimbursed
   by the Adviser (see Note B) ...........                (198,321)
                                                         ---------
Net expenses .............................                              328,538
                                                                      ---------
Net investment income ....................                              231,240
                                                                      ---------
Realized and Unrealized Gain (Loss)
on Investment, Futures Contracts and
Foreign Currency Transactions
Net realized loss on investment
   transactions ..........................                              (38,393)
Net realized gain on futures contracts ...                               39,948
Net realized gain on foreign currency
   transactions ..........................                               20,898
Net change in unrealized
   appreciation/depreciation of:
   Investments ...........................                               84,325
   Futures contracts .....................                             (275,135)
   Foreign currency denominated
      assets and liabilities .............                             (179,569)
                                                                      ---------
Net loss on investments, futures contracts
   and foreign currency transactions .....                             (347,926)
                                                                      ---------
Net Decrease in Net Assets
   from Operations .......................                            $(116,686)
                                                                      =========


See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Six Months        March 29,
                                                     Ended           2001(a)
                                                  May 31, 2002   to November 30,
                                                  (unaudited)         2001
                                                  ============    ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income (loss) ............         $    231,240    $    (20,465)
Net realized gain on investments,
   futures contracts and foreign currency
   transactions .........................               22,453           2,558
Net change in unrealized
   appreciation/depreciation of
   investments, futures contracts
   and foreign currency denominated
   assets and liabilities ...............             (370,379)       (377,897)
                                                  ------------    ------------
Net decrease in net assets from
   operations ...........................             (116,686)       (395,804)
Transactions in Shares of
Beneficial Interest
Net increase ............................           83,909,597      10,999,023
                                                  ------------    ------------
Total increase ..........................           83,792,911      10,603,219
Net Assets
Beginning of period .....................           10,628,219          25,000
                                                  ------------    ------------
End of period ...........................         $ 94,421,130    $ 10,628,219
                                                  ============    ============


(a)   Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2002 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the Global Value Fund, the International Value Fund, the Small Cap Value Fund and the Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Global Value Fund (the "Fund"). The Fund commenced operations on March 29,
2001. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on March 29, 2001, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 2,480 shares of Class A and 10 shares each of Class B and Class C for the aggregate amount of $24,800 for Class A shares and $100 each for Class B and Class C shares on February 15, 2001. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains and losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses

Organization expenses of $35,150 were charged to the Fund as incurred prior to commencement of operations and reimbursed by the Adviser. Offering expenses of $120,685 have been fully amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated January 31, 2001 under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from December 12, 2000 (date of organization of the Fund) to March 27, 2002, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 2.50% of average daily net assets for Class A shares, 3.20% of average daily net assets for Class B shares and Class C shares and 2.20% of average daily net assets for Advisor Class shares, respectively. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than March 27, 2004, provided that repayment does not result in the Fund's aggregate expenses in those subsequent periods exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses.

Effective March 21, 2002, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.50% of average daily net assets for Class A shares, 2.20% of average daily net assets for Class B shares and Class C shares and 1.20% of average daily net assets for Advisor Class shares. For the six months ended May 31, 2002, such reimbursement amounted to $89,987 of which $39,334 is subject to repayment


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

in subsequent periods, but no later than March 27, 2004.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2002, the Adviser agreed to waive its fees. Such waiver amounted to $69,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended May 31, 2002, such fees amounted to $10,630.

For the six months ended March 31, 2002, the Fund's expenses were reduced by $6,182 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $1,304 from the sale of Class A shares and $1,231 and $1,347 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares for the six months ended May 31, 2002.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2002 amounted to $128,058, of which $55,946 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $282,887 and $171,225 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $80,003,239 and $2,098,769, respectively, for the six


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 23

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

months ended May 31, 2002. There were purchases of $351,851 and sales of $63,515 of U.S. government and government agency obligations for the six months ended May 31, 2002.

At May 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $5,055,061 and gross unrealized depreciation of investments was $5,360,628, resulting in net unrealized depreciation of $305,567, excluding futures contracts and foreign currency transactions.

At November 30, 2001, the Fund had a capital loss carryforward for federal income tax purposes of $1,254, which expires in the year 2009.

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments.

At the time the Fund enters into a future contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At May 31, 2002, the Fund had outstanding futures contracts as follows:

                                                                           Value at     Unrealized
                          Number of             Expiration   Original       May 31,   Appreciation/
      Type                Contracts    Position    Month       Value         2002     (Depreciation)
===================       =========    ========    =====       =====         ====     ==============
British Pound FT-SE
    100 Index                  8         Long    June 2002   $  632,453   $  592,454   $  (39,999)
EURO STOXX 50                 39         Long    June 2002    1,387,354    1,246,091     (141,263)
Japanese TSE Topix            14         Long    June 2002    1,214,471    1,260,423       45,952
S&P 500 Index                  8         Long    June 2002    2,268,800    2,135,000     (133,800)

A portion of the foreign cash included in the statement of assets and liabilities has been segregated as collateral for the futures transactions outstanding at May 31, 2002.

2. Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

gain or loss on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At May 31, 2002, the Fund had outstanding forward exchange currency contracts, as follows:

                                         U.S. $
                        Contract       Value on         U.S. $
                          Amount    Origination        Current    Unrealized
                           (000)           Date          Value  Depreciation
                        ----------------------------------------------------
Forward Exchange
   Currency Sale
   Contracts
Japanese Yen,
   settling 6/20/02      451,000     $3,420,098     $3,633,434    $(213,336)

NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                  -----------------------------------   ------------------------------------
                                 Shares                                Amount
                  -----------------------------------   ------------------------------------
                  Six Months Ended  March 29, 2001(a)   Six Months Ended  March 29, 2001(a)
                      May 31, 2002    to November 30,       May 31, 2002    to November 30,
                       (unaudited)               2001        (unaudited)               2001
--------------------------------------------------------------------------------------------
Class A
Shares sold                278,823            731,647    $     2,764,300    $     7,348,549
--------------------------------------------------------------------------------------------
Shares converted
   from Class B                 12                 -0-               119                 -0-
--------------------------------------------------------------------------------------------
Shares redeemed            (67,816)          (119,633)          (671,345)        (1,210,362)
--------------------------------------------------------------------------------------------
Net increase               211,019            612,014    $     2,093,074    $     6,138,187
============================================================================================


(a)   Commencement of operations.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 25

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                  -----------------------------------   ------------------------------------
                                 Shares                                Amount
                  -----------------------------------   ------------------------------------
                  Six Months Ended  March 29, 2001(a)   Six Months Ended  March 29, 2001(a)
                      May 31, 2002    to November 30,       May 31, 2002    to November 30,
                       (unaudited)               2001        (unaudited)               2001
--------------------------------------------------------------------------------------------
Class B
Shares sold                153,464            209,045    $     1,496,484    $     2,072,899
--------------------------------------------------------------------------------------------
Shares converted
   to Class A                  (12)                -0-              (119)                -0-
--------------------------------------------------------------------------------------------
Shares redeemed            (33,481)            (9,247)          (329,477)           (92,149)
--------------------------------------------------------------------------------------------
Net increase               119,971            199,798    $     1,166,888    $     1,980,750
============================================================================================

Class C
Shares sold                119,248            119,347    $     1,187,719    $     1,193,303
--------------------------------------------------------------------------------------------
Shares redeemed            (29,956)           (15,519)          (290,531)          (148,737)
--------------------------------------------------------------------------------------------
Net increase                89,292            103,828    $       897,188    $     1,044,566
============================================================================================

Advisor Class
Shares sold              8,325,724            224,494    $    84,009,717    $     2,206,400
--------------------------------------------------------------------------------------------
Shares redeemed           (422,290)           (38,931)        (4,257,270)          (370,880)
--------------------------------------------------------------------------------------------
Net increase             7,903,434            185,565    $    79,752,447    $     1,835,520
============================================================================================

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2002.

(a)   Commencement of operations.

--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                             ----------------------------
                                                                        Class A
                                                             ----------------------------
                                                               Six Months
                                                                    Ended       March 29,
                                                                  May 31,      2001(a) to
                                                                     2002    November 30,
                                                              (unaudited)            2001
                                                             ----------------------------
Net asset value, beginning of period .....................   $       9.64    $      10.00
                                                             ----------------------------
Income From Investment Operations
Net investment income (loss)(b)(c) .......................            .01            (.02)
Net realized and unrealized gain (loss) on investments,
   futures contracts and foreign currency transactions ...            .36            (.34)
                                                             ----------------------------
Net increase (decrease) in net asset value from operations            .37            (.36)
                                                             ----------------------------
Net asset value, end of period ...........................   $      10.01    $       9.64
                                                             ============================
Total Return
Total investment return based on net asset value(d) ......           3.84%          (3.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ................   $      8,263    $      5,923
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements(e) ............           2.06%           2.44%
   Expenses, before waivers/reimbursements(e) ............           3.26%           8.10%
   Net investment income (loss)(c)(e) ....................            .15%           (.27)%
Portfolio turnover rate ..................................              5%             14%


See footnote summary on page 30.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 27

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                             ----------------------------
                                                                        Class B
                                                             ----------------------------
                                                               Six Months
                                                                    Ended       March 29,
                                                                  May 31,      2001(a) to
                                                                     2002    November 30,
                                                              (unaudited)            2001
                                                             ----------------------------
Net asset value, beginning of period .....................   $       9.59     $     10.00
                                                             ----------------------------
Income From Investment Operations
Net investment loss(b)(c) ................................           (.02)           (.06)
Net realized and unrealized gain (loss) on investments,
   futures contracts and foreign currency transactions ...            .35            (.35)
                                                             ----------------------------
Net increase (decrease) in net asset value from operations            .33            (.41)
                                                             ----------------------------
Net asset value, end of period ...........................   $       9.92     $      9.59
                                                             ============================
Total Return
Total investment return based on net asset value(d) ......           3.44%          (4.10)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ................   $      3,172     $     1,916
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements(e) ............           2.74%           3.14%
   Expenses, before waivers/reimbursements(e) ............           3.94%          11.12%
   Net investment loss(c)(e) .............................           (.48)%          (.91)%
Portfolio turnover rate ..................................              5%             14%


See footnote summary on page 30.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                             ----------------------------
                                                                        Class C
                                                             ----------------------------
                                                               Six Months
                                                                    Ended       March 29,
                                                                  May 31,      2001(a) to
                                                                     2002    November 30,
                                                              (unaudited)            2001
                                                             ----------------------------
Net asset value, beginning of period .....................   $       9.61     $     10.00
                                                             ----------------------------
Income From Investment Operations
Net investment loss(b)(c) ................................           (.02)           (.06)
Net realized and unrealized gain (loss) on investments,
   futures contracts and foreign currency transactions ...            .34            (.33)
                                                             ----------------------------
Net increase (decrease) in net asset value from operations            .32            (.39)
                                                             ----------------------------
Net asset value, end of period ...........................   $       9.93     $      9.61
                                                             ============================
Total Return
Total investment return based on net asset value(d) ......           3.33%          (3.90)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ................   $      1,918     $       997
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements(e) ............           2.67%           3.15%
   Expenses, before waivers/reimbursements(e) ............           3.81%          12.33%
   Net investment loss(c)(e) .............................           (.34)%          (.89)%
Portfolio turnover rate ..................................              5%             14%


See footnote summary on page 30.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 29

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                             ----------------------------
                                                                     Advisor Class
                                                             ----------------------------
                                                               Six Months
                                                                    Ended       March 29,
                                                                  May 31,      2001(a) to
                                                                     2002    November 30,
                                                              (unaudited)            2001
                                                             ----------------------------
Net asset value, beginning of period .....................   $       9.65     $     10.00
                                                             ----------------------------
Income From Investment Operations
Net investment income (loss)(b)(c) .......................            .07            (.01)
Net realized and unrealized gain (loss) on investments,
   futures contracts and foreign currency transactions ...            .30            (.34)
                                                             ----------------------------
Net decrease in net asset value from operations ..........            .37            (.35)
                                                             ----------------------------
Net asset value, end of period ...........................   $      10.02     $      9.65
                                                             ============================
Total Return
Total investment return based on net asset value(d) ......           3.83%          (3.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ................   $     81,068     $     1,791
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements(e) ............           1.27%           2.10%
   Expenses, before waivers/reimbursements(e) ............           2.10%           9.39%
   Net investment income (loss)(c)(e) ....................           1.44%           (.13)%
Portfolio turnover rate ..................................              5%             14%


(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.

valuation

The process of determining the value of an asset or company.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 31

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $412 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 600 investment professionals in 37 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.


All information on Alliance Capital is as of 6/30/02.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.


* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 33

-----------------
BOARD OF TRUSTEES
-----------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Andrew S. Adelson, Senior Vice President
Kevin F. Simms, Senior Vice President
Seth Masters, Senior Vice President
Edmund P. Bergen, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02118


(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 35

NOTES


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

AllianceBernstein Global Value Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ACBVIGVFSR0502